Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Parenthetical) (Detail) - shares	1 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	May 31, 2016
L&A International Holding Limited
Noncontrolling Interest [Line Items]
Ordinary shares of L&A	723,313,020
Stock split ratio	One-to-five stock split
Percentage of shares received related to payment of service fee to third party consultant	6.00%
Ordinary shares of L&A, gross	769,481,940
Equity interest owned by company	58.10%	37.00%	10.40%
MOU | Red 5 Studios, Inc. ("Red 5")
Noncontrolling Interest [Line Items]
Equity interest exchanged by company	30.60%